Income Taxes - Schedule of Components Of The Provision For Income Taxes (Details) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current	$ 0	$ 0
Deferred	0	0
Total provision (benefit) for income taxes	$ 0	$ 0